Supplementary Financial Information (Schedule of Other (Income) and Deductions - Net) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Professional fees	$ 2	$ 2	$ 7	$ 4	$ 6	$ 8	$ 7
Recoverable pension and OPEB - non-service costs	5	4	14	13	17	32	56
Non-recoverable pension and OPEB					(1)	(3)	2
Gain on disposal of assets		(1)		(1)	(1)	(9)	(12)
AFUDC – equity income	(26)	(14)	(65)	(41)	(60)	(50)	(36)
Interest and investment income – net	(11)	(5)	(19)	(21)	(28)	(13)	2
Other		(1)			4	4	1
Total other (income) and deductions - net	(29)	$ (15)	(61)	(45)	$ (63)	$ (31)	$ 20
Other	$ 1		$ 2	$ 1